Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 515,276	$ 556,994
Accumulated Amortization	(381,619)	(404,750)
Net Book Value	133,657	152,244
Developed technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	382,436	406,578
Accumulated Amortization	(269,440)	(279,037)
Net Book Value	112,996	127,541
Patents [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	15,567	16,220
Accumulated Amortization	(8,079)	(8,503)
Net Book Value	7,488	7,717
Trademarks and trade names [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	16,732	26,055
Accumulated Amortization	(13,467)	(22,241)
Net Book Value	3,265	3,814
Customer relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	93,475	100,731
Accumulated Amortization	(83,567)	(87,559)
Net Book Value	9,908	13,172
Capitalized software development costs [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	7,066	7,410
Accumulated Amortization	(7,066)	$ (7,410)
Net Book Value